Cover	Apr. 27, 2026	Apr. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 27, 2026
Entity Registrant Name	Meridian Corp
Entity Incorporation, State or Country Code	PA
Entity File Number	000-55983
Entity Tax Identification Number	83-1561918
Entity Address, Address Line One	9 Old Lincoln Highway, Malvern, Pennsylvania
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(484) 568-5000Registrant’s telephone number, including area code
Local Phone Number	(484) 568-5000Registrant’s telephone number, including area code
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	MRBK
Security Exchange Name		NASDAQ
Entity Central Index Key	0001750735
Amendment Flag	false